UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10387

Tax Managed Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Tax-Managed Value Portfolio                                                                                                                 as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 3.6%
General Dynamics Corp.	250,000	$19,640,000
Northrop Grumman Corp.	200,000	15,220,000
United Technologies Corp.	200,000	14,594,000
		$49,454,000
Air Freight & Logistics — 0.6%
FedEx Corp.	75,000	$8,305,500
		$8,305,500
Auto Components — 0.8%
BorgWarner, Inc. (1)	125,000	$10,806,250
		$10,806,250
Capital Markets — 6.2%
Bank of New York Mellon Corp. (The)	200,000	$8,510,000
Franklin Resources, Inc.	75,000	9,552,750
Goldman Sachs Group, Inc.	150,000	28,251,000
Lehman Brothers Holdings, Inc. (1)	260,000	16,120,000
Merrill Lynch & Co., Inc.	300,000	22,260,000
		$84,693,750
Chemicals — 1.2%
Air Products and Chemicals, Inc.	190,000	$16,410,300
		$16,410,300
Commercial Banks — 4.0%
Marshall & Ilsley Corp.	125,000	$5,151,250
TCF Financial Corp. (1)	300,000	7,377,000
U.S. Bancorp	200,000	5,990,000
Wachovia Corp.	250,000	11,802,500
Wells Fargo & Co.	700,000	23,639,000
		$53,959,750
Communications Equipment — 1.3%
Nokia Oyj Sponsored ADR	625,000	$17,900,000
		$17,900,000
Computer Peripherals — 5.2%
Hewlett-Packard Co.	700,000	$32,221,000
International Business Machines Corp.	275,000	30,428,750
NCR Corp. (2)	160,000	8,355,200
		$71,004,950

Diversified Financial Services — 6.4%
Bank of America Corp.	500,000	$23,710,000
Citigroup, Inc.	700,000	32,599,000
J.P.Morgan Chase & Co.	700,000	30,807,000
		$87,116,000
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	700,000	$27,412,000
Verizon Communications, Inc.	600,000	25,572,000
Windstream Corp.	258,481	3,556,699
		$56,540,699
Electric Utilities — 4.9%
Entergy Corp.	200,000	$19,992,000
Exelon Corp.	400,000	28,060,000
FPL Group, Inc.	325,000	18,762,250
		$66,814,250
Energy Equipment & Services — 2.0%
GlobalSantaFe Corp.	150,000	$10,756,500
Transocean, Inc. (2)	150,000	16,117,500
		$26,874,000
Food & Staples Retailing — 2.6%
Kroger Co.	275,000	$7,139,000
Safeway, Inc. (1)	400,000	12,748,000
Wal-Mart Stores, Inc.	350,000	16,082,500
		$35,969,500
Food Products — 2.3%
Kraft Foods, Inc., Class A	259,509	$8,498,920
Nestle SA (3)	60,000	23,020,015
		$31,518,935
Health Care Providers & Services — 0.8%
Aetna, Inc.	225,000	$10,815,750
		$10,815,750
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	350,000	$16,754,500
		$16,754,500
Household Durables — 0.2%
Lennar Corp., Class A (1)	100,000	$3,066,000
		$3,066,000
Household Products — 1.0%
Kimberly-Clark Corp.	200,000	$13,454,000
		$13,454,000

Insurance — 8.3%
Allstate Corp.	100,000	$5,315,000
American International Group, Inc.	450,000	28,881,000
AON Corp.	325,000	13,013,000
Chubb Corp. (The)	250,000	12,602,500
Hartford Financial Services Group, Inc.	250,000	22,967,500
MetLife, Inc.	100,000	6,022,000
Progressive Corp.	200,000	4,196,000
Travelers Cos., Inc. (The)	400,000	20,312,000
		$113,309,000
Machinery — 3.9%
Caterpillar, Inc.	250,000	$19,700,000
Deere & Co.	200,000	24,084,000
Eaton Corp.	100,000	9,718,000
		$53,502,000
Media — 2.7%
Time Warner, Inc.	1,200,000	$23,112,000
Walt Disney Co.	425,000	14,025,000
		$37,137,000
Metals & Mining — 1.7%
Alcoa, Inc.	325,000	$12,415,000
Freeport-McMoRan Copper & Gold, Inc. (1)	113,900	10,704,322
		$23,119,322
Multiline Retail — 1.9%
J.C. Penney Company, Inc.	300,000	$20,412,000
Target Corp.	100,000	6,057,000
		$26,469,000
Multi-Utilities — 1.5%
Dominion Resources, Inc.	250,000	$21,055,000
		$21,055,000
Oil, Gas & Consumable Fuels — 13.8%
Apache Corp.	200,000	$16,150,000
Chevron Corp.	300,000	25,578,000
ConocoPhillips	450,000	36,378,000
Exxon Mobil Corp.	400,000	34,052,000
Hess Corp.	125,000	7,650,000
Marathon Oil Corp.	200,000	11,040,000
Occidental Petroleum Corp.	500,000	28,360,000
Peabody Energy Corp.	300,000	12,678,000
Valero Energy Corp.	250,000	16,752,500
		$188,638,500

Paper and Forest Products — 1.0%
Weyerhaeuser Co.	200,000	$14,248,000
		$14,248,000
Pharmaceuticals — 6.4%
Abbott Laboratories	250,000	$12,672,500
Johnson & Johnson	300,000	18,150,000
Merck & Co., Inc.	300,000	14,895,000
Novartis AG ADR	200,000	10,790,000
Wyeth	650,000	31,538,000
		$88,045,500
Real Estate Investment Trusts (REITs) — 2.4%
AMB Property Corp.	110,000	$5,860,800
AvalonBay Communities, Inc.	100,000	10,797,000
General Growth Properties, Inc. (1)	100,000	4,798,000
Host Hotels & Resorts, Inc. (1)	275,000	5,808,000
Public Storage, Inc.	75,000	5,256,750
		$32,520,550
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	250,000	$20,535,000
		$20,535,000
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	517,569	$5,253,325
		$5,253,325
Specialty Retail — 1.1%
Home Depot, Inc.	200,000	$7,434,000
TJX Companies, Inc.	250,000	6,937,500
		$14,371,500
Thrifts & Mortgage Finance — 0.4%
Washington Mutual, Inc. (1)	150,000	$5,629,500
		$5,629,500
Tobacco — 1.8%
Altria Group, Inc.	375,000	$24,926,250
		$24,926,250
Wireless Telecommunication Services — 1.2%
Alltel Corp.	250,000	$16,487,500
		$16,487,500
Total Common Stocks (identified cost $862,987,107)		$1,346,705,081

Short-Term Investments — 3.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31% (4)(5)	27,541	$27,540,990
Investment in Cash Management Portfolio, 4.86% (5)	20,030	20,030,181
Total Short-Term Investments (identified cost, $47,571,171)		$47,571,171
Total Investments — 101.9% (identified cost $910,558,278)		$1,394,276,252
Other Assets, Less Liabilities — (1.9)%		$(26,240,484)
Net Assets — 100.0%		$1,368,035,768

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at July 31, 2007.
(2)		Non-income producing security.
(3)		Foreign security.
(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC and net income allocated from the Investment in Cash Management Portfolio for the three months ended July 31, 2007 were $327,762 and $330,017, respectively.

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$912,003,566
Gross unrealized appreciation	$483,361,385
Gross unrealized depreciation	(1,088,699)
Net unrealized appreciation	$482,272,686

The unrealized appreciation on foreign currency at July 31, 2007 on federal income tax was $14,368.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2007

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	September 20, 2007